Commitments and Contingencies (Details Narrative)	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Nov. 19, 2019 shares	Nov. 30, 2019 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)
Statement [Line Items]
Breach of contract amount					$ 30,000
Contract amount					5,580,000
Amount paid by company					3,770,000
Amount paid in future					1,810,000
Financial guarantee liability					1,141,262	$ 1,107,212
Settlements and legal provisions, net (Notes 15 and 18)					130,000	257,710	$ (563,470)
GSB [Member]
Statement [Line Items]
Settlements and legal provisions, net (Notes 15 and 18)					130,000
Non-brokered private placements					120,000
Settlement Agreement [Member]
Statement [Line Items]
Lump sum payment	$ 300,000
Rental arrears, administrative fees, termination penalty and damages		$ 1,100,000
Settlements and legal provisions, net (Notes 15 and 18)						300,000
Lump sum payment description	$150,000 on or before April 1, 2022 and $150,000 on or before May 31, 2022, which was homologated by the Superior Court (Commercial Division) of Quebec on March 28, 2022
MedMelior [Member]
Statement [Line Items]
Settlement of legal claims					$ 2,000,000	$ 10,000,000
Olymbec Development Inc. [Member]
Statement [Line Items]
Monthly lease payment		49,410
Administrative fees		36,500
Outstanding lease		$ 124,223
Chief Executive Officers [Member]
Statement [Line Items]
Issuance of stock options | shares			600,000
Claim amount termination of employment				$ 1,000,000